Summary of Significant Accounting Policies - Schedule of Property, Equipment and Software, Net (Details)	Dec. 31, 2025
Office furniture and equipment
Property, Equipment and Software, Net
Estimated useful life	5 years
Residual value	5.00%
Computer and electronic equipment
Property, Equipment and Software, Net
Estimated useful life	3 years
Residual value	5.00%
Leasehold improvements
Property, Equipment and Software, Net
Estimated useful life	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Residual value	0.00%
Software
Property, Equipment and Software, Net
Estimated useful life	10 years
Residual value	0.00%
Office buildings
Property, Equipment and Software, Net
Estimated useful life	25 years
Residual value	5.00%